COMMITMENTS AND CONTINGENCIES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
COMMITMENTS AND CONTINGENCIES [Abstract]
Lease term, minimum	10 years	10 years
Lease term, maximum	15 years	15 years
Contracted capital commitments	$ 7,040	43,858
Amount of claim filed against the company			1,271	8,000
Rental contract disputes	$ 2,016	12,559